Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	4.410%	4,125,000	3,821,718
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	4.212%	2,750,000	2,498,361
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	3.932%	6,500,000	6,077,981
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month USD LIBOR + 1.900% Floor 1.900% 10/21/2030	4.632%	8,000,000	7,475,200
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	10.009%	2,000,000	1,656,832
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.532%	3,000,000	2,834,313
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	2,885,886	2,786,162
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	4.262%	5,250,000	4,844,154
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.912%	3,750,000	3,566,291
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	4.490%	5,000,000	4,663,060
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	853,877	815,821
Total Asset-Backed Securities — Non-Agency (Cost $44,114,763)			41,039,893

Commercial Mortgage-Backed Securities - Agency 5.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,170,258
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.209%	6,281,464	5,914,825
Series 2018-M7 Class A2
03/25/2028	3.141%	24,227,955	22,451,620
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,976,872	3,714,026
FRESB Mortgage Trust(c)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	4,056,088	3,882,903
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.828%	6,768,089	403,490
Series 2019-109 Class IO
04/16/2060	0.804%	12,294,013	719,122
Series 2019-118 Class IO
06/16/2061	0.821%	9,907,866	502,569
Series 2019-131 Class IO
07/16/2061	0.802%	13,051,950	748,168
Series 2019-134 Class IO
08/16/2061	0.652%	8,763,816	413,997
Series 2019-139 Class IO
11/16/2061	0.651%	10,350,385	492,547
Series 2020-19 Class IO
12/16/2061	0.699%	9,675,231	542,760
Series 2020-3 Class IO
02/16/2062	0.624%	10,103,920	511,367
Total Commercial Mortgage-Backed Securities - Agency (Cost $54,097,529)			44,467,652

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.850% Floor 0.850% 09/15/2034	3.668%	4,000,000	3,917,434
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.618%	3,500,000	3,369,877
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	3,099,620
Hilton USA Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.333%	7,500,000	6,332,646
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	957,797
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	1,905,187
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,777,968	7,591,545
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,616,382
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	3,661,748
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	2,674,990
Series 2022-SFR1 Class A
02/17/2041	2.709%	5,000,000	4,219,047
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	3.968%	5,000,000	4,750,190
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	4.318%	2,500,000	2,402,439
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	4.593%	3,000,000	2,884,802
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $54,502,123)			50,383,704

Residential Mortgage-Backed Securities - Agency 94.4%

Federal Home Loan Mortgage Corp.
10/01/2023- 06/01/2039	5.000%	1,411,499	1,424,197
08/01/2035- 08/01/2051	2.000%	37,731,214	31,899,960
08/01/2041- 06/01/2048	4.500%	6,133,459	5,949,662
10/01/2041- 11/01/2048	4.000%	26,017,642	24,741,864
07/01/2042- 04/01/2047	3.500%	32,770,198	30,235,959
11/01/2042- 08/01/2052	3.000%	68,934,635	60,778,963
02/01/2051- 03/01/2052	2.500%	44,184,880	37,294,745
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.618% Cap 11.007% 01/01/2037	1.868%	37,454	37,669
12-month USD LIBOR + 1.910% Cap 10.449% 09/01/2037	4.004%	55,564	56,731
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	3.132%	3,617,617	299,659
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.132%	7,709,762	801,177
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	3.082%	2,474,686	319,804
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	3.132%	5,819,480	656,928

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	2.766%	3,283,420	316,687
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	2.996%	6,812,025	981,370
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	2.966%	8,161,940	1,242,473
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.152%	2,128,193	215,115
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	3.182%	879,944	88,927
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	2,182,763	376,025
CMO Series 267
08/15/2042	4.000%	1,694,472	292,195
CMO Series 4122 Class JI
12/15/2040	4.000%	162,948	1,805
CMO Series 4139 Class CI
05/15/2042	3.500%	1,246,331	125,323
CMO Series 4147 Class CI
01/15/2041	3.500%	1,492,855	80,579
CMO Series 4148 Class BI
02/15/2041	4.000%	32,268	120
CMO Series 4177 Class IY
03/15/2043	4.000%	4,292,421	720,301
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	0.000%	1,859,915	90,323
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	10,547,553	2,048,190
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/01/2023- 11/01/2023	5.500%	135,391	135,225
03/01/2027- 01/01/2052	2.500%	100,462,785	86,817,902
03/01/2027- 07/01/2048	3.500%	57,711,764	53,326,292
05/01/2027- 11/01/2050	3.000%	79,306,461	70,672,585
06/01/2036- 05/01/2051	2.000%	66,741,407	55,270,419
12/01/2037	5.000%	3,422,340	3,431,147
05/01/2039- 08/01/2047	4.500%	3,467,332	3,381,429
11/01/2043- 08/01/2052	4.000%	44,430,804	41,804,831
CMO Series 2017-72 Class B
09/25/2047	3.000%	2,715,762	2,469,819
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	2.758%	9,831	9,706
12-month USD LIBOR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	2.069%	1,056	1,061
12-month USD LIBOR + 1.588% Floor 1.588%, Cap 9.162% 06/01/2034	3.338%	14,142	13,945
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	3.720%	611	619
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,941,969	19
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	1,079,478	54,244
CMO Series 2012-133 Class EI
07/25/2031	3.500%	287,610	7,236
CMO Series 2012-134 Class AI
07/25/2040	3.500%	581,516	14,370
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,149,948	124,764
CMO Series 2012-40 Class IP
09/25/2040	4.000%	2,878,366	200,724
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,046,062	146,333
CMO Series 2013-1 Class BI
02/25/2040	3.500%	29,009	2
CMO Series 2013-10 Class AI
11/25/2041	3.500%	4,134,940	290,102

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-16
01/25/2040	3.500%	991,360	45,245
CMO Series 2013-41 Class IY
05/25/2040	3.500%	193,755	459
CMO Series 2013-6 Class MI
02/25/2040	3.500%	144,027	600
CMO Series 2020-55 Class MI
08/25/2050	2.500%	11,270,798	1,821,651
CMO Series 2021-3 Class TI
02/25/2051	2.500%	22,381,273	3,738,666
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	3.536%	4,699,510	696,551
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.066%	2,569,634	298,129
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	2.766%	3,574,967	415,773
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	2.916%	9,167,909	1,075,439
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	2.916%	6,055,326	681,547
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.066%	6,983,700	787,077
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	0.866%	15,179,899	707,779
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	3.066%	3,676,036	399,950
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	2.966%	10,816,822	1,212,707
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	2.966%	9,118,815	1,243,040
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	2.996%	9,517,133	1,453,184
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	7,293,304	1,348,959
CMO Series 2021-54 Class LI
04/25/2049	2.500%	11,481,258	1,593,236
Government National Mortgage Association
08/20/2040	5.000%	1,859,150	1,877,037
07/20/2041	4.500%	2,497,808	2,468,233
04/20/2051- 05/20/2051	2.500%	23,968,518	20,336,788
Government National Mortgage Association(e)
04/20/2048	4.500%	4,505,608	4,381,094
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,838,800	289,985
CMO Series 2012-129 Class AI
08/20/2037	3.000%	558,490	8,863
CMO Series 2014-131 Class EI
09/16/2039	4.000%	2,413,459	235,942
CMO Series 2019-129 Class AI
10/20/2049	3.500%	6,006,337	998,625
CMO Series 2020-104 Class IY
07/20/2050	3.000%	10,622,436	1,589,717
CMO Series 2020-138 Class IN
09/20/2050	2.500%	6,705,243	1,006,773
CMO Series 2020-138 Class JI
09/20/2050	2.500%	18,234,069	2,448,246
CMO Series 2020-142 Class GI
09/20/2050	3.000%	4,407,442	632,157
CMO Series 2020-144 Class KI
09/20/2050	2.500%	8,006,529	1,014,278
CMO Series 2020-175 Class KI
11/20/2050	2.500%	13,004,553	1,834,082

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-185 Class KI
12/20/2050	2.500%	19,342,720	2,436,032
CMO Series 2020-191 Class UC
12/20/2050	4.000%	11,798,778	1,896,892
CMO Series 2021-1 Class IB
01/20/2051	2.500%	11,907,763	1,581,920
CMO Series 2021-1 Class QI
01/20/2051	2.500%	13,663,369	2,018,383
CMO Series 2021-122 Class HI
11/20/2050	2.500%	9,435,641	1,360,498
CMO Series 2021-142 Class IX
08/20/2051	2.500%	13,044,602	1,917,370
CMO Series 2021-146 Class IK
08/20/2051	3.500%	11,479,842	2,046,836
CMO Series 2021-158 Class IO
09/20/2051	3.000%	8,394,204	1,260,943
CMO Series 2021-158 Class VI
09/20/2051	3.000%	9,540,058	1,575,029
CMO Series 2021-159 Class IP
09/20/2051	3.000%	7,336,941	1,106,343
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	12,643,580	1,981,896
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	14,920,708	2,213,456
CMO Series 2021-27 Class IN
02/20/2051	2.500%	7,779,061	1,019,048
CMO Series 2021-67 Class GI
04/20/2051	3.000%	12,160,063	1,857,695
CMO Series 2021-8 Class IO
01/20/2051	3.000%	22,116,879	3,441,661
CMO Series 2021-9 Class MI
01/20/2051	2.500%	13,870,697	1,830,574
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	3.261%	2,069,483	290,907
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.186%	3,552,193	340,056
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	3.186%	2,493,567	241,891
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.186%	3,148,379	269,012
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.136%	5,224,842	476,520
CMO Series 2018-147 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.186%	6,568,828	627,907
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.136%	4,476,574	433,989
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	3.186%	3,980,227	453,959
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	3.186%	2,152,348	195,821
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	3.186%	3,005,784	278,833
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.186%	4,091,613	465,848
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.186%	3,498,922	308,586
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.036%	3,595,286	465,304

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	3.086%	7,230,803	702,177
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	3.111%	8,312,458	1,467,081
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	3.086%	17,735,689	1,966,063
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	3.186%	7,586,214	859,897
CMO Series 2020-125 Class SD
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	3.236%	9,008,703	1,028,928
CMO Series 2020-133 Class SK
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	3.286%	15,861,544	1,973,826
CMO Series 2021-161 Class SM
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	3.286%	14,507,543	1,811,859
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	81,469,527	409,474
Government National Mortgage Association TBA(f)
10/20/2052	3.000%	35,000,000	30,927,148
Uniform Mortgage-Backed Security TBA(f)
10/13/2052	3.000%	18,000,000	15,663,516
10/13/2052	3.500%	50,000,000	44,996,094
10/13/2052	4.000%	71,000,000	65,877,461
10/13/2052	5.000%	54,000,000	52,599,649
Total Residential Mortgage-Backed Securities - Agency (Cost $951,928,945)			830,567,719

Residential Mortgage-Backed Securities - Non-Agency 10.3%

American Mortgage Trust(c),(g),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	10	6
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	4.934%	1,502,846	1,499,840
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	4.055%	4,550,000	4,527,378
BVRT Financing Trust(a),(b),(g),(h)
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	5,805,267	5,673,777
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.834%	4,000,000	3,935,391
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,778,009	3,426,641
CMO Series 2022-2 Class A1
03/25/2067	3.757%	4,042,740	3,722,053
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.493%	992,038	933,520
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,216,705	2,094,207
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	4.181%	5,500,000	4,993,019
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	1,287,199	1,193,927
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,151,412
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2022-DNA2 Class M1B
02/25/2042	4.681%	3,500,000	3,284,348
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	1,124,199	1,066,644
GCAT Trust(a),(c)
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,338,400	3,131,228

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	5.131%	2,600,000	2,594,964
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,095,458	3,852,129
Loan Revolving Advance Investment Trust(a),(b),(g),(h)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	4.721%	7,500,000	7,500,000
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.314%	10,188,472	460,398
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.934%	11,500,000	11,415,832
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.734%	10,500,000	10,287,903
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,544,974	2,295,921
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	4.834%	640,442	638,447
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	4.534%	3,750,000	3,630,032
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,200,000	2,123,210
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,018,067	1,849,797
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	3,373,162	3,232,558
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $92,964,175)			90,514,582

Options Purchased Calls 0.0%
Value ($)
(Cost $1,400,000)	329,854

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(i),(j)	32,235,963	32,219,845
Total Money Market Funds (Cost $32,220,034)		32,219,845
Total Investments in Securities (Cost: $1,231,227,569)		1,089,523,249
Other Assets & Liabilities, Net		(209,700,586)
Net Assets		879,822,663

At September 30, 2022, securities and/or cash totaling $12,619,172 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	581	12/2022	USD	65,108,313	—	(1,407,981)
U.S. Treasury 2-Year Note	6	12/2022	USD	1,232,344	—	(19,763)
U.S. Treasury 5-Year Note	271	12/2022	USD	29,134,617	—	(854,076)
U.S. Ultra Treasury Bond	91	12/2022	USD	12,467,000	—	(1,148,629)
Total					—	(3,430,449)

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(12)	12/2022	USD	(1,516,875)	126,443	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SOFR	JPMorgan	USD	70,000,000	70,000,000	2.25	05/26/2023	1,400,000	329,854

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.960	USD	5,000,000	(936,720)	2,500	—	(923,859)	—	(10,361)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.960	USD	5,000,000	(936,719)	2,500	—	(851,882)	—	(82,337)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.960	USD	2,500,000	(468,359)	1,250	—	(405,645)	—	(61,464)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	25.760	USD	2,500,000	(513,281)	1,250	—	(135,024)	—	(377,007)
Total								(2,855,079)	7,500	—	(2,316,410)	—	(531,169)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $181,938,173, which represents 20.68% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $13,173,783, which represents 1.50% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2022.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	81,664,439	194,391,102	(243,840,848)	5,152	32,219,845	(19,233)	345,759	32,235,963
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2022	9

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